UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21983

Name of Fund: NASDAQ Premium Income & Growth Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      NASDAQ Premium Income & Growth Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (212) 449-4742

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 06/30/07

Item 1 - Report to Stockholders

NASDAQ Premium
Income & Growth Fund Inc.

Semi-Annual Report
(Unaudited)
June 30, 2007

[LOGO] IQ INVESTMENT                            [LOGO] NUVEEN
          ADVISORS                                     INVESTMENTS

NASDAQ Premium Income & Growth Fund Inc.

Proxy Results

During the six-month period ended June 30, 2007, the shareholders of NASDAQ Premium Income & Growth Fund Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on April 27, 2007. A description of the proposal and number of shares voted are as follows:

-------------------------------------------------------------------------------------------------------
                                                                       Shares Voted     Shares Withheld
                                                                           For            From Voting
-------------------------------------------------------------------------------------------------------
To elect the Fund's Board of Directors:         Paul Glasserman         10,070,643          84,116
                                                Steven W. Kohlhagen     10,079,383          75,376
                                                William J. Rainer       10,079,483          75,276
-------------------------------------------------------------------------------------------------------

Directors and Officers

William J. Rainer, Director and Chairman of the Board
Paul Glasserman, Director and Chairman of the Audit Committee
Steven W. Kohlhagen, Director and Chairman of the Nominating and Corporate
  Governance Committee
Donald C. Burke, Vice President and Secretary
Martin G. Byrne, Chief Legal Officer
Mitchell M. Cox, President
Justin C. Ferri, Vice President
Jay M. Fife, Vice President
James E. Hillman, Vice President and Treasurer
Catherine A. Johnston, Chief Compliance Officer
Colleen R. Rusch, Vice President

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

The Bank of New York
101 Barclay Street -- 11 East
New York, NY 10286

NASDAQ Symbol

QQQX


2       NASDAQ PREMIUM INCOME & GROWTH FUND INC.              JUNE 30, 2007

Portfolio Information

As of June 30, 2007

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Apple Computer, Inc. ..................................                  9.2%
Microsoft Corp. .......................................                  6.3
QUALCOMM, Inc. ........................................                  4.9
Google, Inc. Class A ..................................                  4.7
Cisco Systems, Inc. ...................................                  4.3
Intel Corp. ...........................................                  3.6
Oracle Corp. ..........................................                  3.1
Amgen, Inc. ...........................................                  2.9
Gilead Sciences, Inc. .................................                  2.6
Comcast Corp. Class A .................................                  2.5
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Software ..............................................                 15.5%
Communications Equipment ..............................                 12.8
Semiconductors & Semiconductor Equipment ..............                 12.8
Computers & Peripherals ...............................                 11.4
Internet Software & Services ..........................                  9.5
--------------------------------------------------------------------------------

                                                                      Percent of
Sector Representation                                      Long-Term Investments
--------------------------------------------------------------------------------
Information Technology ................................                 62.9%
Health Care ...........................................                 13.2
Consumer Discretionary ................................                 12.7
Industrials ...........................................                  5.3
Financials ............................................                  2.7
Energy ................................................                  1.3
Consumer Staples ......................................                  0.9
Telecommunication Services ............................                  0.7
Materials .............................................                  0.3
--------------------------------------------------------------------------------
      For Fund portfolio compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes for this report, which may combine such industry and sector sub-classifications for reporting ease.


    NASDAQ PREMIUM INCOME & GROWTH FUND INC.              JUNE 30, 2007       3

A Discussion With Your Fund's Portfolio Manager

      We are pleased to provide you with this shareholder report for NASDAQ Premium Income & Growth Fund Inc. (the "Fund"). While the Fund is advised by IQ Investment Advisors LLC, the following discussion is provided by Nuveen Asset Management, the Fund's subadviser.

The Fund's investment objective is to provide shareholders with premium income and capital appreciation. The Fund pursues its investment objective principally through a two-part strategy. First, the Fund will invest, under normal circumstances, substantially all of its net assets in a portfolio of investments (the "NASDAQ Investment Portfolio") designed to closely track the performance over time, before fees and expenses, of the NASDAQ 100 Index(R) (the "Index"). The NASDAQ Investment Portfolio is expected to include approximately 60 to 150 securities and may include stocks that are members of the Index, stocks that are not members of the Index, and other investments that have economic characteristics similar to the securities that constitute the Index. Second, the Fund will use certain option strategies, primarily consisting of writing (selling) NASDAQ 100 Index(R) call options, to generate premium income and reduce the volatility of the Fund's returns, with the intent of improving the Fund's risk adjusted returns.

How did the Fund perform since inception?

Since the Fund's inception on January 30, 2007 through June 30, 2007, the Common Stock of the Fund had a total investment return +8.39%, based on a change in per share net asset value from $19.10 to $19.91, and assuming reinvestment of distributions paid during the period ($.76661). For comparative purposes, the total return of the unmanaged reference Index was +8.79% during the same period.

For more detail with regard to the Fund's total investment return based on a change in per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), and assuming reinvestment of dividends, please refer to the Financial Highlights section of this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or a discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

How did you manage the portfolio since inception?

The Fund was launched on January 30, 2007, and began taking positions in approximately 125 different equity securities in its NASDAQ Investment Portfolio in order to closely replicate the Index. Additionally, the initial option overlay was executed in mid-February using at-the-money exchange traded index options with a one month maturity. The options are written on approximately 45% of the gross assets of the Fund. This option overlay program generated cash flow in support of the Fund's dividend and as a result, the Fund declared and paid its first dividend during March 2007 with a subsequent dividend paid during June 2007. These distributions represent a dividend rate of 9.2% on initial market price.

In addition, the overwrite percentage is slightly lower than originally anticipated. Generally, higher implied volatility results in increased cash flow generated for each option sold. Higher cash flows on the option portfolio allows the Fund to write fewer options, providing the Fund with the potential to participate more fully in any market rally.

How would you characterize the Fund's position at the close of the period?

The Fund is positioned to meet its stated objectives. The portfolio of stocks is fully consistent with the weightings of the Index. Implied volatility for NASDAQ 100 Index options is higher than expected thereby allowing the Fund to overwrite less than 50% of the Fund's assets while still meeting its dividend objectives. As a result, lower overwrites may translate into greater capital appreciation potential in a rising market environment.

Rob A. Guttschow
Portfolio Manager

July 13, 2007

The NASDAQ 100(R), NASDAQ 100 Index(R), and NASDAQ are trade or service marks of the NASDAQ Stock Market, Inc.


4       NASDAQ PREMIUM INCOME & GROWTH FUND INC.              JUNE 30, 2007

Schedule of Investments as of June 30, 2007 (Unaudited)

                                                       Shares
Industry    Common Stocks                                Held          Value
===============================================================================
Aerospace & Defense -- 0.2%
            Boeing Co.                                  9,390      $    902,942
-------------------------------------------------------------------------------
Airlines -- 0.2%
            AMR Corp. (b)                              22,690           597,881
-------------------------------------------------------------------------------
Biotechnology -- 9.2%
            Amgen, Inc. (b)                           190,461        10,530,589
            Celgene Corp. (b)                          74,172         4,252,281
            Cephalon, Inc. (b)                         11,678           938,794
            Crucell NV (a)(b)                          31,204           693,665
            Genzyme Corp. (b)                         115,918         7,465,119
            Gilead Sciences, Inc. (b)                 245,660         9,524,238
                                                                   ------------
                                                                     33,404,686
-------------------------------------------------------------------------------
Capital Markets -- 0.2%
            American Capital Strategies Ltd.           17,691           752,221
-------------------------------------------------------------------------------
Commercial Banks -- 1.9%
            Alabama National Bancorp.                  12,232           756,427
            Associated Banc-Corp.                      24,910           814,557
            Compass Bancshares, Inc.                   14,009           966,341
            East-West Bancorp, Inc.                    22,306           867,257
            Huntington Bancshares, Inc.                36,901           839,129
            The PNC Financial Services Group, Inc.      7,590           543,292
            SVB Financial Group (b)                    22,595         1,200,020
            The South Financial Group, Inc.            33,325           754,478
                                                                   ------------
                                                                      6,741,501
-------------------------------------------------------------------------------
Commercial Services & Supplies -- 1.0%
            The Advisory Board Co. (b)                 24,285         1,349,275
            ChoicePoint, Inc. (b)                      22,151           940,310
            Corporate Executive Board Co.              15,151           983,451
            Steelcase, Inc. Class A                    16,607           307,230
                                                                   ------------
                                                                      3,580,266
-------------------------------------------------------------------------------
Communications Equipment -- 12.8%
            ADC Telecommunications, Inc. (b)           52,561           963,443
            Cisco Systems, Inc. (b)                   559,057        15,569,737
            Comtech Telecommunications Corp. (b)       27,704         1,286,020
            F5 Networks, Inc. (b)                      11,898           958,979
            JDS Uniphase Corp. (b)                     84,477         1,134,526
            QUALCOMM, Inc.                            411,720        17,864,531
            Research In Motion Ltd. (b)                44,571         8,913,754
                                                                   ------------
                                                                     46,690,990
-------------------------------------------------------------------------------
Computers & Peripherals -- 11.4%
            Apple Computer, Inc. (b)                  274,886        33,547,087
            Dell, Inc. (b)                            241,322         6,889,743
            NCR Corp. (b)                              18,125           952,288
                                                                   ------------
                                                                     41,389,118
-------------------------------------------------------------------------------
Construction & Engineering -- 0.5%
            Foster Wheeler Ltd. (b)                    16,290         1,742,867
-------------------------------------------------------------------------------
Diversified Consumer Services -- 0.3%
            Strayer Education, Inc.                     9,548         1,257,567
-------------------------------------------------------------------------------
Electrical Equipment -- 1.1%
            First Solar, Inc. (b)                      46,469         4,149,217
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 1.2%
            Electro Scientific Industries, Inc. (b)    41,600           865,280
            Flir Systems, Inc. (b)                     14,286           660,728
            National Instruments Corp.                 28,938           942,511
            Radisys Corp. (b)                          86,466         1,072,178
            Trimble Navigation Ltd. (b)                30,401           978,912
                                                                   ------------
                                                                      4,519,609
-------------------------------------------------------------------------------
Energy Equipment & Services -- 0.9%
            Hercules Offshore, Inc. (b)                97,153         3,145,814
-------------------------------------------------------------------------------
Food & Staples Retailing -- 0.5%
            The Kroger Co.                             21,058           592,362
            Walgreen Co.                               32,253         1,404,296
                                                                   ------------
                                                                      1,996,658
-------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 1.0%
            ArthroCare Corp. (b)                       22,745           998,733
            Hologic, Inc. (b)                          15,862           877,327
            Kinetic Concepts, Inc. (b)                 17,427           905,681
            Respironics, Inc. (b)                      20,042           853,589
                                                                   ------------
                                                                      3,635,330
-------------------------------------------------------------------------------
Health Care Providers & Services -- 0.7%
            Henry Schein, Inc. (b)                     16,719           893,296
            Lincare Holdings, Inc. (b)                 43,766         1,744,075
                                                                   ------------
                                                                      2,637,371
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 2.5%
            Panera Bread Co. Class A (b)               13,749           633,279
            Shuffle Master, Inc. (b)                   32,528           539,965
            Starbucks Corp. (b)                       306,674         8,047,126
                                                                   ------------
                                                                      9,220,370
-------------------------------------------------------------------------------
Household Durables -- 1.4%
            Garmin Ltd.                                59,161         4,376,139
            Mohawk Industries, Inc. (b)                 6,757           681,038
                                                                   ------------
                                                                      5,057,177
-------------------------------------------------------------------------------
Household Products -- 0.2%
            Kimberly-Clark Corp.                       12,262           820,205
-------------------------------------------------------------------------------
IT Services -- 1.1%
            Acxiom Corp.                               37,611           994,811
            CSG Systems International, Inc. (b)        35,137           931,482
            Computer Sciences Corp. (b)                32,129         1,900,430
                                                                   ------------
                                                                      3,826,723
-------------------------------------------------------------------------------
Insurance -- 0.7%
            Arch Capital Group Ltd. (b)                13,079           948,751
            CNA Financial Corp.                        13,013           620,590
            Erie Indemnity Co. Class A                 15,474           836,215
                                                                   ------------
                                                                      2,405,556
-------------------------------------------------------------------------------
Internet & Catalog Retail -- 1.7%
            Amazon.com, Inc. (b)                       89,091         6,094,715
-------------------------------------------------------------------------------


    NASDAQ PREMIUM INCOME & GROWTH FUND INC.              JUNE 30, 2007       5

                                                       Shares
Industry    Common Stocks                                Held          Value
===============================================================================
Internet Software & Services -- 9.5%
            Akamai Technologies, Inc. (b)              34,782      $  1,691,796
            DivX, Inc. (b)                             40,486           607,290
            eBay, Inc. (b)                            263,936         8,493,460
            Equinix, Inc. (b)                          10,125           926,134
            Google, Inc. Class A (b)                   32,685        17,106,675
            Sohu.com, Inc. (b)                         31,515         1,008,165
            Yahoo! Inc. (b)                           178,519         4,843,220
                                                                   ------------
                                                                     34,676,740
-------------------------------------------------------------------------------
Life Sciences Tools & Services -- 0.4%
            Invitrogen Corp. (b)                       21,568         1,590,640
-------------------------------------------------------------------------------
Machinery -- 1.8%
            PACCAR, Inc.                               69,868         6,081,311
            Terex Corp. (b)                             7,757           630,644
                                                                   ------------
                                                                      6,711,955
-------------------------------------------------------------------------------
Media -- 3.8%
            Cablevision Systems Corp. Class A (b)      27,993         1,013,067
            Central European Media Enterprises
              Ltd. Class A (b)                         12,630         1,232,435
            Comcast Corp. Class A (b)                 325,124         9,142,487
            Liberty Media Holding Corp. --
              Capital (b)                              13,230         1,556,906
            Scholastic Corp. (b)                       24,202           869,820
                                                                   ------------
                                                                     13,814,715
-------------------------------------------------------------------------------
Metals & Mining -- 0.3%
            Freeport-McMoRan Copper & Gold, Inc.
              Class B                                  14,825         1,227,807
-------------------------------------------------------------------------------
Multiline Retail -- 2.2%
            Dollar Tree Stores, Inc. (b)               26,981         1,175,023
            Sears Holdings Corp. (b)                   40,648         6,889,836
                                                                   ------------
                                                                      8,064,859
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.4%
            Chevron Corp.                              11,630           979,711
            EOG Resources, Inc.                         8,119           593,174
                                                                   ------------
                                                                      1,572,885
-------------------------------------------------------------------------------
Personal Products -- 0.2%
            USANA Health Sciences, Inc. (b)            15,867           709,890
-------------------------------------------------------------------------------
Pharmaceuticals -- 2.2%
            Forest Laboratories, Inc. (b)              11,994           547,526
            GlaxoSmithKline Plc (a)                    10,798           565,491
            Teva Pharmaceutical Industries Ltd. (a)   169,240         6,981,150
                                                                   ------------
                                                                      8,094,167
-------------------------------------------------------------------------------
Road & Rail -- 0.3%
            Amerco, Inc. (b)                           12,190           920,345
-------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 12.8%
            ASML Holding NV Registered
              Shares (a)(b)                           172,602         4,737,925
            Broadcom Corp. Class A (b)                121,228         3,545,919
            Cypress Semiconductor Corp. (b)            46,155         1,074,950
            Integrated Device Technology, Inc. (b)    109,836         1,677,196
            Intel Corp.                               548,998        13,044,192
            International Rectifier Corp. (b)          20,526           764,799
            Intersil Corp. Class A                     61,971         1,949,608
            Marvell Technology Group Ltd. (a)(b)      163,816         2,983,089
            Microsemi Corp. (b)                        47,788         1,144,523
            Novellus Systems, Inc. (b)                 83,074         2,356,809
            Nvidia Corp. (b)                          102,697         4,242,413
            Texas Instruments, Inc.                   120,011         4,516,014
            Trident Microsystems, Inc. (b)             40,305           739,597
            Ultratech, Inc. (b)                        69,047           920,397
            Varian Semiconductor Equipment
              Associates, Inc. (b)                     31,302         1,253,958
            Zoran Corp. (b)                            76,272         1,528,491
                                                                   ------------
                                                                     46,479,880
-------------------------------------------------------------------------------
Software -- 15.5%
            Adobe Systems, Inc. (b)                   173,168         6,952,695
            Advent Software, Inc. (b)                  28,044           912,832
            Ansys, Inc. (b)                            35,680           945,520
            Business Objects SA (a)(b)                 22,571           876,658
            CA, Inc.                                   42,938         1,109,089
            Cognos, Inc. (b)                           20,419           810,022
            McAfee, Inc. (b)                           29,127         1,025,270
            Microsoft Corp.                           776,513        22,883,838
            Oracle Corp. (b)                          564,015        11,116,736
            Quality Systems, Inc.                      20,947           795,358
            SPSS, Inc. (b)                             28,145         1,242,320
            Symantec Corp. (b)                        344,793         6,964,819
            Synopsys, Inc. (b)                         33,594           887,889
                                                                   ------------
                                                                     56,523,046
-------------------------------------------------------------------------------
Specialty Retail -- 1.1%
            The Children's Place Retail
              Stores, Inc. (b)                         18,166           938,092
            Hibbett Sports, Inc. (b)                   27,034           740,191
            Urban Outfitters, Inc. (b)                 58,501         1,405,779
            Williams-Sonoma, Inc.                      24,825           783,974
                                                                   ------------
                                                                      3,868,036
-------------------------------------------------------------------------------


6       NASDAQ PREMIUM INCOME & GROWTH FUND INC.              JUNE 30, 2007

Schedule of Investments (concluded)

                                                       Shares
Industry    Common Stocks                                Held          Value
===============================================================================
Trading Companies & Distributors -- 0.3%
            Houston Wire & Cable Co. (b)               35,344      $  1,004,123
-------------------------------------------------------------------------------
Wireless Telecommunication
Services -- 0.7%
            American Tower Corp. Class A (b)           50,550         2,123,100
            iPCS, Inc.                                 14,599           494,468
                                                                   ------------
                                                                      2,617,568
-------------------------------------------------------------------------------
            Total Common Stocks
            (Cost -- $339,073,583) -- 102.2%                        372,445,440
===============================================================================

                                                    Number of
            Options Written                         Contracts          Value
===============================================================================
Call Options Written
            NASDAQ Index 100, expiring July 2007
              at USD 1,900                                425      $ (2,456,500)
            NASDAQ Index 100, expiring July 2007
              at USD 1,925                                425        (1,683,000)
-------------------------------------------------------------------------------
            Total Options Written
            (Premiums Received -- $2,929,950) -- (1.1%)              (4,139,500)
===============================================================================
            Total Investments, Net of Options Written
            (Cost -- $336,143,633*) -- 101.1%                       368,305,940

            Liabilities in Excess of Other Assets -- (1.1%)          (4,083,434)
                                                                   ------------
            Net Assets -- 100.0%                                   $364,222,506
                                                                   ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 336,143,633
                                                                  =============
      Gross unrealized appreciation ..........................    $  44,470,823
      Gross unrealized depreciation ..........................      (12,308,516)
                                                                  -------------
      Net unrealized appreciation ............................    $  32,162,307
                                                                  =============

(a)   Depositary receipts.
(b)   Non-income producing security.
o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      See Notes to Financial Statements.


    NASDAQ PREMIUM INCOME & GROWTH FUND INC.              JUNE 30, 2007       7

Statement of Assets, Liabilities and Capital

As of June 30, 2007 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified cost -- $339,073,583) ..                     $ 372,445,440
            Dividends receivable ................................................................                            48,652
                                                                                                                      -------------
            Total assets ........................................................................                       372,494,092
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Options written, at value (premiums received -- $2,929,950) .........................                         4,139,500
            Bank overdraft ......................................................................                         1,316,916
            Payables:
                Dividends to shareholders .......................................................    $   2,215,269
                Investment adviser ..............................................................          253,224
                Offering costs ..................................................................          159,354        2,627,847
                                                                                                     -------------
            Accrued expenses ....................................................................                           187,323
                                                                                                                      -------------
            Total liabilities ...................................................................                         8,271,586
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets ..........................................................................                     $ 364,222,506
                                                                                                                      =============
===================================================================================================================================
Capital
-----------------------------------------------------------------------------------------------------------------------------------
            Common Stock, par value $.001, 100,000,000 shares authorized ........................                     $      18,289
            Paid-in capital in excess of par ....................................................                       348,739,198
            Accumulated distributions in excess of investment income -- net .....................    $ (14,557,486)
            Accumulated realized capital losses -- net ..........................................       (2,139,802)
            Unrealized appreciation -- net ......................................................       32,162,307
                                                                                                     -------------
            Total accumulated earnings -- net ...................................................                        15,465,019
                                                                                                                      -------------
            Total capital -- Equivalent to $19.91 per share based on 18,289,445 shares of
              Common Stock outstanding (market price $19.25) ....................................                     $ 364,222,506
                                                                                                                      =============

      See Notes to Financial Statements.


8       NASDAQ PREMIUM INCOME & GROWTH FUND INC.              JUNE 30, 2007

Statement of Operations

For the Period January 30, 2007* to June 30, 2007 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Dividends (net of $5,037 foreign withholding tax) ...................................                     $     664,946
            Interest ............................................................................                           297,755
                                                                                                                      -------------
            Total income ........................................................................                           962,701
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees ............................................................    $   1,293,011
            Licensing fees ......................................................................           67,885
            Professional fees ...................................................................           45,433
            Accounting services .................................................................           29,683
            Directors' fees and expenses ........................................................           24,209
            Custodian fees ......................................................................           20,312
            Printing and shareholder reports ....................................................           19,102
            Transfer agent fees .................................................................           14,892
            Other ...............................................................................           10,397
                                                                                                     -------------
            Total expenses ......................................................................                         1,524,924
                                                                                                                      -------------
            Investment loss -- net ..............................................................                          (562,223)
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized loss on:
                Investments -- net ..............................................................          (82,022)
                Options written -- net ..........................................................       (2,057,780)      (2,139,802)
                                                                                                     -------------
            Unrealized appreciation/depreciation on:
                Investments -- net ..............................................................       33,371,857
                Options written -- net ..........................................................       (1,209,550)      32,162,307
                                                                                                     ------------------------------
            Total realized and unrealized gain -- net ...........................................                        30,022,505
                                                                                                                      -------------
            Net Increase in Net Assets Resulting from Operations ................................                     $  29,460,282
                                                                                                                      =============

*     Commencement of operations.

      See Notes to Financial Statements.


    NASDAQ PREMIUM INCOME & GROWTH FUND INC.              JUNE 30, 2007       9

Statement of Changes in Net Assets

                                                                                                                     For the Period
                                                                                                                       January 30,
                                                                                                                       2007** to
                                                                                                                        June 30,
                                                                                                                          2007
Increase (Decrease) in Net Assets:                                                                                    (Unaudited)
==================================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ............................................................................    $    (562,223)
            Realized loss -- net ................................................................................       (2,139,802)
            Unrealized appreciation/depreciation -- net .........................................................       32,162,307
                                                                                                                     -------------
            Net increase in net assets resulting from operations ................................................       29,460,282
                                                                                                                     -------------
==================================================================================================================================
Dividends to Shareholders
----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ............................................................................      (13,995,263)+
                                                                                                                     -------------
            Net decrease in net assets resulting from dividends to shareholders .................................      (13,995,263)
                                                                                                                     -------------
==================================================================================================================================
Common Stock Transactions
----------------------------------------------------------------------------------------------------------------------------------
            Net proceeds from issuance of Common Stock ..........................................................      347,620,000
            Value of shares issued to shareholders in reinvestment of dividends .................................        1,587,353
            Offering costs resulting from the issuance of Common Stock ..........................................         (549,874)
                                                                                                                     -------------
            Net increase in net assets resulting from Common Stock transactions .................................      348,657,479
                                                                                                                     -------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
            Total increase in net assets ........................................................................      364,122,498
            Beginning of period .................................................................................          100,008
                                                                                                                     -------------
            End of period* ......................................................................................    $ 364,222,506
                                                                                                                     =============
                * Accumulated distributions in excess of investment income -- net ...............................    $ (14,557,486)
                                                                                                                     =============

**    Commencement of operations.
+ A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

      See Notes to Financial Statements.


10       NASDAQ PREMIUM INCOME & GROWTH FUND INC.              JUNE 30, 2007

Financial Highlights

                                                                                                                   For the Period
                                                                                                                     January 30,
                                                                                                                      2007+ to
                                                                                                                      June 30,
The following per share data and ratios have been derived                                                               2007
from information provided in the financial statements.                                                               (Unaudited)
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period ................................................................    $      19.10
                                                                                                                     ------------
            Investment loss -- net** ............................................................................            (.03)
                                                                                                                     ------------
            Realized and unrealized gain -- net .................................................................            1.64
                                                                                                                     ------------
            Total from investment operations ....................................................................            1.61
                                                                                                                     ------------
            Less dividends from investment income -- net ........................................................            (.77)@@
                                                                                                                     ------------
            Offering costs resulting from the issuance of Common Stock ..........................................            (.03)
                                                                                                                     ------------
            Net asset value, end of period ......................................................................    $      19.91
                                                                                                                     ------------
            Market value, end of period .........................................................................    $      19.25
                                                                                                                     ------------
=================================================================================================================================
Total Investment Return++
---------------------------------------------------------------------------------------------------------------------------------
            Based on net asset value per share ..................................................................            8.39%@
                                                                                                                     ============
            Based on market price per share .....................................................................             .08%@
                                                                                                                     ============
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
            Expenses ............................................................................................            1.06%*
                                                                                                                     ============
            Investment loss -- net ..............................................................................            (.39%)*
                                                                                                                     ============
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) ............................................................    $    364,223
                                                                                                                     ============
            Portfolio turnover ..................................................................................               6%
                                                                                                                     ============

*     Annualized.
**    Based on average shares outstanding.
+     Commencement of operations.
++ Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
@     Aggregate total investment return.
@@ A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

      See Notes to Financial Statements.


    NASDAQ PREMIUM INCOME & GROWTH FUND INC.              JUNE 30, 2007       11

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

NASDAQ Premium Income & Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. Prior to commencement of operations on January 30, 2007, the Fund had no operations other than those relating to organizational matters and the sale of 5,236 shares of Common Stock on December 18, 2006 to IQ Investments Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co., Inc. ("ML & Co.") for $100,008. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on the last business day of each week. The Fund's Common Stock shares are listed on the NASDAQ Stock Market LLC ("NASDAQ") under the symbol QQQX. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities held by the Fund that are traded on stock exchanges or NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC markets are valued at the last available asked price. Portfolio securities that are traded both in the OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NASDAQ. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NASDAQ. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NASDAQ that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.


12       NASDAQ PREMIUM INCOME & GROWTH FUND INC.              JUNE 30, 2007

o Options -- The Fund writes covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund provides the purchaser with the right to potentially receive a cash payment from the Fund equal to any appreciation in the cash value of the index over the strike price on the expiration date of the option written. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received).

      Written options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. For the current period ended June 30, 2007, Fund management believes it is likely total dividends and distributions may exceed net investment income and accumulated realized capital gains, resulting in a portion of the total distribution treated as a tax return of capital.

(f) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common Stock were charged to capital at the time of issuance of the shares.

(g) Bank overdraft -- The Fund recorded a bank overdraft which resulted from Management estimates of available cash.

(h) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities


    NASDAQ PREMIUM INCOME & GROWTH FUND INC.              JUNE 30, 2007       13
that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

2. Investment Advisory and Management Agreement and Transactions with
Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ. IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a monthly fee at an annual rate equal to .90% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. In addition, IQ has entered into a Subadvisory Agreement with Nuveen Asset Management ("Nuveen") pursuant to which Nuveen provides certain investment advisory services to IQ with respect to the Fund. For such services, IQ will pay Nuveen a monthly fee at an annual rate equal to .39% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. There is no increase in the aggregate fees paid by the Fund for these services.

IQ has entered into an Administration Agreement with Princeton Administrators, LLC (the "Administrator"). The Administration Agreement provides that IQ will pay the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect subsidiary of BlackRock, Inc. ML & Co. is a principal owner of BlackRock, Inc.

For the period January 30, 2007 to June 30, 2007, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of IQ, received gross fees from underwriting of $9,623,690 in connection with the issuance of the Fund's Common Stock. In addition, the Fund reimbursed MLPF&S $121,394 as a partial reimbursement of expenses incurred in connection with the issuance of the Fund's Common Stock.

Certain officers of the Fund are officers of IQ, ML & Co., BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period January 30, 2007 to June 30, 2007 were $360,449,923 and $21,135,312, respectively.

Transactions in options written for the period January 30, 2007 to June 30, 2007 were as follows:

-------------------------------------------------------------------------------
                                                       Number of      Premiums
                                                       Contracts      Received
-------------------------------------------------------------------------------
Outstanding call options written,
  at beginning of period .....................              --               --
Options written ..............................           4,340     $ 12,838,730
Options closed ...............................          (3,490)      (9,908,780)
                                                        -----------------------
Outstanding call options written,
  at end of period ...........................             850     $  2,929,950
                                                        =======================

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock, all of which are initially classified as Common Stock, par value $.001. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding during the period January 30, 2007 to June 30, 2007 increased 18,200,000 from shares sold and 84,209 from dividend reinvestments.

5. Subsequent Event:

On June 20, 2007, Nuveen Investments Inc. ("Nuveen Investments"), the parent company of Nuveen, the Fund's subadviser, announced that it had entered into a definitive Agreement and Plan of Merger (the "Merger Agreement") to be acquired by an investor group majority-led by Madison Dearborn Partners, LLC. Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois. The investor group's financial advisors and investors include ML & Co. and Merrill Lynch Global Private Equity (both affiliates of IQ), Wachovia and Wachovia Capital Partners, LLC, Citi, Deutsche Bank and Deutsche Bank Investment Partners and Morgan Stanley.

The merger is expected to be completed by the end of the year, subject to customary conditions, including obtaining the approval of Nuveen Investments' stockholders, obtaining necessary fund and client consents sufficient to satisfy the terms of the Merger Agreement and the expiration of certain regulatory waiting periods. There can be no assurance that the merger will be consummated as contemplated or that necessary shareholder approvals will be obtained.


14       NASDAQ PREMIUM INCOME & GROWTH FUND INC.              JUNE 30, 2007

Notes to Financial Statements (concluded)

Nuveen does not anticipate any change to the portfolio management team or other key personnel of Nuveen that currently provide services to the Fund as a result of the merger.

The consummation of the merger will be deemed to be an "assignment" (as defined in the Investment Company Act of 1940) of the current investment subadvisory agreement (the"Subadvisory Agreement") between IQ and Nuveen. Under the terms of the Subadvisory Agreement, an assignment will result in its automatic termination. It is anticipated that the Board of Directors of the Fund will consider a new investment subadvisory agreement between IQ and Nuveen prior to the consummation of the merger. The new subadvisory agreement is expected to be substantially the same as the Subadvisory Agreement, including providing for the same subadvisory fee. If approved by the Board, the new agreement would be presented to the Fund's shareholders for approval, and, if so approved by shareholders, would take effect upon consummation of the merger. If the merger is not consummated, then Nuveen will continue to operate in its current form. If the merger is consummated prior to the shareholder vote, the Fund may rely on Rule 15a-4 under the Investment Company Act of 1940 to operate under an interim subadvisory agreement for up to 150 days pending shareholder approval of the new subadvisory agreement.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.


    NASDAQ PREMIUM INCOME & GROWTH FUND INC.              JUNE 30, 2007       15

[LOGO] IQ
       INVESTMENT
       ADVISORS                                                www.IQIAFunds.com

NASDAQ Premium Income & Growth Fund Inc. seeks to provide shareholders with premium income and capital appreciation.

This report, including the financial information herein, is transmitted to shareholders of NASDAQ Premium Income & Growth Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


NASDAQ Premium Income & Growth Fund Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                #IQQQQXD -- 6/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NASDAQ Premium Income & Growth Fund Inc.


By: /s/ Mitchell M. Cox
    ----------------------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    NASDAQ Premium Income & Growth Fund Inc.

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ----------------------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    NASDAQ Premium Income & Growth Fund Inc.

Date: August 28, 2007


By: /s/ James E. Hillman
    ----------------------------------------
    James E. Hillman,
    Chief Financial Officer of
    NASDAQ Premium Income & Growth Fund Inc.

Date: August 28, 2007